Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Components of Changes in Accumulated Other Comprehensive Income (Loss), Reclassified to Net Income

The changes in AOCI by component, including the amounts reclassified to income, were as follows (in millions of dollars):

	Year Ended December 31, 2013
	Defined Benefit Plan Adjustments		Derivatives
	Net Actuarial Loss	Net Prior Service Credit	Currency Forwards and Swaps	Commodity Swaps	Foreign Currency Translation Adjustments	Total
Balance at beginning of period	$(7,232)	$42	$(40)	$4	$(94)	$(7,320)
Gain (loss) recorded in other comprehensive income	3,035	(98)	230	7	89	3,263
Less: Gain (loss) reclassified from AOCI to income	(314) (1)	33 (1)	84 (2)	3 (3)	—	(194)
Tax effect	(173)	(4)	(1)	—	(5)	(183)

Other comprehensive income (loss)	3,176	(135)	145	4	84	3,274

Balance at end of period	$(4,056)	$(93)	$105	$8	$(10)	$(4,046)

	Year Ended December 31, 2012
	Defined Benefit Plan Adjustments		Derivatives
	Net Actuarial Loss	Net Prior Service Credit	Currency Forwards and Swaps	Commodity Swaps	Foreign Currency Translation Adjustments	Total
Balance at beginning of period	$(4,499)	$86	$57	$(51)	$(31)	$(4,438)
Gain (loss) recorded in other comprehensive income	(2,865)	(4)	(103)	11	(63)	(3,024)
Less: Gain (loss) reclassified from AOCI to income	(127) (1)	40 (1)	(6) (2)	(44) (3)	—	(137)
Tax effect	5	—	—	—	—	5

Other comprehensive income (loss)	(2,733)	(44)	(97)	55	(63)	(2,882)

Balance at end of period	$(7,232)	$42	$(40)	$4	$(94)	$(7,320)

	Year Ended December 31, 2011
	Defined Benefit Plan Adjustments		Derivatives
	Net Actuarial Loss	Net Prior Service Credit	Currency Forwards and Swaps	Commodity Swaps	Foreign Currency Translation Adjustments	Total
Balance at beginning of period	$(1,376)	$6	$(74)	$42	$(49)	$(1,451)
Gain (loss) recorded in other comprehensive income	(3,136)	91	35	(62)	18	(3,054)
Less: Gain (loss) reclassified from AOCI to income	(13) (1)	11 (1)	(96) (2)	31 (3)	—	(67)
Tax effect	—	—	—	—	—	—

Other comprehensive income (loss)	(3,123)	80	131	(93)	18	(2,987)

Balance at end of period	$(4,499)	$86	$57	$(51)	$(31)	$(4,438)

(1)	These AOCI components are included within the computation of net periodic benefit costs. Refer to Note 18, Employee Retirement and Other Benefits, for additional information.
(2)	Amount reclassified to Revenues, Net in the accompanying Consolidated Statements of Income. Refer to Note 16, Derivative Financial Instruments and Risk Management, for additional information.
(3)	Amount reclassified to Cost of Sales in the accompanying Consolidated Statements of Income. Refer to Note 16, Derivative Financial Instruments and Risk Management, for additional information.